Revision to prior period financial statements (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of revision to prior period financial statements
Revisions to the consolidated statements

Consolidated statements of financial position.
	At January 1, 2024
	As previously reported	Adjustments	Restated
	$’m	$’m	$’m

Property, plant and equipment(a)	1,740.2	(30.5)	1,709.7
Non-current assets	4,392.1	(30.5)	4,361.6
Total assets	5,364.7	(30.5)	5,334.2

Deferred income tax liabilities(a)	137.1	(11.9)	125.2
Trade and other payables(b)	4.6	34.3	38.9
Non-current liabilities	3,795.4	22.4	3,817.8

Trade and other payables(b)	532.6	(34.3)	498.3
Current liabilities	1,222.0	(34.3)	1,187.7
Total liabilities	5,017.4	(11.9)	5,005.5

	At December 31 2024
	As previously reported	Adjustments	Restated
	$’m	$’m	$’m

Property, plant and equipment(a)	1,352.7	(30.5)	1,322.2
Non-current assets	3,352.7	(30.5)	3,322.2
Total assets	4,277.0	(30.5)	4,246.5

Deferred income tax liabilities(a)	100.5	(11.9)	88.6
Trade and other payables(b)	5.2	45.4	50.6
Non-current liabilities	3,879.2	33.5	3,912.7

Trade and other payables(b)	422.5	(45.4)	377.1
Current liabilities	693.6	(45.4)	648.2
Total liabilities	4,572.8	(11.9)	4,560.9
Total equity	(295.8)	(18.6)	(314.4)
Represents the revision related to property, plant and equipment and the associated deferred income tax liabilities (see Note 14 and Note 16).

	As previously reported		Adjustments		Restated
	Accumulated	Total	Accumulated	Total	Accumulated	Total
	losses	equity	losses	equity	losses	equity
	$’m	$’m	$’m	$’m	$’m	$’m

Balance at 1 January 2023	(3,317.7)	1,360.2	(18.6)	(18.6)	(3,336.3)	1,341.6
Total transactions with owners of the Company	0.9	4.5	—	—	0.9	4.5
Total comprehensive (loss)/income	(1,976.6)	(1,017.4)	—	—	(1,976.6)	(1,017.4)
Balance at Dec 31, 2023	(5,293.4)	347.3	(18.6)	(18.6)	(5,312.0)	328.7

	As previously reported		Adjustments		Restated
	Accumulated	Total	Accumulated	Total	Accumulated	Total
	losses	equity	losses	equity	losses	equity
	$’m	$’m	$’m	$’m	$’m	$’m

Balance at 1 January 2024	(5,293.4)	347.3	(18.6)	(18.6)	(5,312.0)	328.7
Total transactions with owners of the Company	—	4.6	—	—	—	4.6
Total comprehensive (loss)/income	(1,632.0)	(647.7)	—	—	(1,632.0)	(647.7)
Balance at Dec 31, 2024	(6,925.4)	(295.8)	(18.6)	(18.6)	(6,944.0)	(314.4)